                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2794

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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: January 31

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                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 10/31/04

MFS(R) High Income Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS. COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2004

ISSUER                                                                                        PAR AMOUNT                 $ VALUE
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
BONDS - 92.9%
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ADVERTISING & BROADCASTING - 3.7%
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Allbritton Communications Co., 7.75%, 2012                                                 $   7,010,000          $    7,307,925
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DIRECTV Holdings LLC, 8.375%, 2013                                                             2,790,000               3,180,600
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Echostar DBS Corp., 6.375%, 2011                                                               7,100,000               7,357,375
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Emmis Operating Co., 6.875%, 2012                                                              3,475,000               3,648,750
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Granite Broadcasting Corp., 9.75%, 2010                                                        7,855,000               7,246,237
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Lamar Media Corp., 7.25%, 2013                                                                 5,600,000               6,076,000
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Muzak LLC, 10%, 2009                                                                           5,385,000               4,819,575
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Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                       12,215,000              10,627,050
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PRIMEDIA, Inc., 8.875%, 2011                                                                   2,900,000               3,023,250
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Spanish Broadcasting System, Inc., 9.625%, 2009                                                2,850,000               2,996,063
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                                                                                                                  $   56,282,825
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AEROSPACE - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                                                             $   4,265,000          $    4,648,850
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ASPropulsion Capital B. V., 9.625%, 2013##                                                EUR    400,000                 551,357
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BE Aerospace, Inc., 8.875%, 2011                                                           $   5,875,000               6,180,500
--------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                      9,560,000              10,061,900
--------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                                             1,192,000               1,382,720
--------------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                            4,230,000               4,547,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   27,372,577
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AIRLINES - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                   $   4,000,000          $    2,858,959
--------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                         1,509,288               1,133,247
--------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                       2,812,794               2,078,136
--------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                       9,523,362               7,522,999
--------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                       2,035,225               1,577,989
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                                                                                                                  $   15,171,330
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APPAREL MANUFACTURERS - 0.3%
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Levi Strauss & Co., 7%, 2006                                                               $   4,720,000          $    4,619,700
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ASSET BACKED & SECURITIZED - 2.6%
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Airplane Pass-Through Trust, 10.875%, 2012*                                                $   5,185,425          $       25,927
--------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                5,148,000               4,340,794
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.29%, 2029                                                        2,786,991               2,964,905
--------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                            5,000,000               5,127,134
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          4,500,000               3,863,810
--------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1496%, 2025^^                                                   18,360,830               3,344,925
--------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                               2,000,000               1,985,723
--------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                              4,000,000               4,675,781
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                         4,000,000               3,880,316
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Lehman Brothers Commercial Conduit Mortgage Trust, 0.9637%, 2030^^                            52,178,464               1,890,843
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Morgan Stanley Capital I, Inc., 1.563%, 2039^^##                                              23,489,233               1,808,436
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Mortgage Capital Funding, Inc., 7.214%, 2007                                                   2,500,000               2,670,105
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Nationslink Funding Corp., 5%, 2009                                                            2,500,000               2,418,727
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                                                                                                                  $   38,997,426
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AUTOMOTIVE - 2.9%
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Advanced Accessory Systems LLC, 10.75%, 2011                                               $   1,285,000          $    1,169,350
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Dana Corp., 10.125%, 2010                                                                      1,870,000               2,108,425
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Dana Corp., 9%, 2011                                                                           3,745,000               4,456,550
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Dana Corp., 7%, 2029                                                                           4,970,000               4,870,600
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625%, 2012                                                             3,405,000               3,511,406
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Metaldyne Corp., 11%, 2012                                                                     2,050,000               1,722,000
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Metaldyne Corp., 10%, 2013##                                                                   2,375,000               2,268,125
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Navistar International Corp., 7.5%, 2011                                                       7,270,000               7,851,600
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Oxford Automotive, Inc., 12%, 2010##*                                                      $     840,000                 310,800
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TRW Automotive, Inc., 9.375%, 2013                                                             3,141,000               3,612,150
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TRW Automotive, Inc., 11%, 2013                                                                3,676,000               4,374,440
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TRW Automotive, Inc., 11.75%, 2013                                                        EUR    895,000               1,351,016
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Tenneco Automotive, Inc., 10.25%, 2013                                                     $   2,190,000               2,551,350
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Visteon Corp., 7%, 2014                                                                        3,050,000               2,867,000
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                                                                                                                  $   43,024,812
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BASIC INDUSTRY - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                     $   2,840,000          $    2,698,000
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BROADCAST & CABLE TV - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.25%, 2002*                                                $   1,245,000          $    1,052,025
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Cablevision Systems Corp., 8%, 2012##                                                          6,430,000               6,896,175
--------------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                  2,560,000               2,553,600
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Charter Communications, Inc., 8.625%, 2009                                                    13,435,000              10,815,175
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Charter Communications, Inc., 9.92%, 2011                                                     12,050,000               9,670,125
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Charter Communications, Inc., 8.375%, 2014##                                                   2,130,000               2,148,637
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CSC Holdings, Inc., 8.125%, 2009                                                               5,305,000               5,835,500
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                              3,855,000               3,989,925
--------------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                                                       250,000                 318,750
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Frontiervision Operating Partners LP, 11%, 2006*                                               6,575,000               8,251,625
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                                                2,125,000               2,233,906
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Mediacom Broadband LLC, 9.5%, 2013                                                             2,245,000               2,200,100
--------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                              1,900,000               2,042,500
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                                                                                                                  $   58,008,043
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BROKERAGE & ASSET MANAGERS - 0.2%
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Refco Finance Holdings LLC, 9%, 2012##                                                     $   3,005,000          $    3,245,400
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BUILDING - 1.3%
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American Standard Cos., Inc., 7.375%, 2008                                                 $   2,615,000          $    2,889,575
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Building Materials Corp. of America, 7.75%, 2014##                                             5,935,000               5,890,487
--------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                 3,712,000               4,268,800
--------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                             1,580,000               1,777,500
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                                                     3,110,000               3,296,600
--------------------------------------------------------------------------------------------------------------------------------
PLY Gem Industries, Inc., 9%, 2012##                                                           1,070,000               1,067,325
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   19,190,287
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BUSINESS SERVICES - 1.7%
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Iron Mountain, Inc., 8.625%, 2013                                                          $     815,000          $      882,237
--------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                               5,460,000               5,896,800
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                          4,780,000               4,899,500
--------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                                                             5,825,000               5,956,062
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Xerox Corp., 7.625%, 2013                                                                      7,090,000               7,799,000
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                                                                                                                  $   25,433,599
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CHEMICALS - 6.9%
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Acetex Corp., 10.875%, 2009                                                                $   3,800,000          $    4,180,000
--------------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                                  2,670,000               2,963,700
--------------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                            2,680,000               3,001,600
--------------------------------------------------------------------------------------------------------------------------------
Crystal U. S. Holdings LLC, 0% to 2009, 10.5% to 2014##                                        6,965,000               4,387,950
--------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                           6,925,000               7,998,375
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Hercules, Inc., 6.75%, 2029                                                                    4,740,000               4,834,800
--------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                      8,805,000               9,245,250
--------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 0%, 2009                                                             975,000                 528,937
--------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                5,085,000               6,419,813
--------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                               5,140,000               5,782,500
--------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                     10,885,000               9,306,675
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Kronos International, Inc., 8.875%, 2009                                                  EUR    300,000                 412,558
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Lyondell Chemical Co., 9.5%, 2008                                                          $   3,590,000               3,913,100
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Lyondell Chemical Co., 11.125%, 2012                                                           2,580,000               3,041,175
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Nalco Co., 7.75%, 2011                                                                         1,810,000               1,959,325
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Nalco Co., 8.875%, 2013                                                                        1,360,000               1,490,900
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Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014##                                         4,245,000               3,151,912
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Nova Chemicals Corp., 6.5%, 2012                                                               4,525,000               4,762,562
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Resolution Performance Products LLC, 13.5%, 2010                                               4,810,000               4,761,900
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Rhodia S.A., 8.875%, 2011                                                                     11,800,000              11,033,000
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Rockwood Specialties Group, Inc., 10.625%, 2011                                                4,025,000               4,467,750
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Sovereign Specialty Chemicals, Inc., 11.875%, 2010                                             5,840,000               6,278,000
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                                                                                                                  $  103,921,782
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CONGLOMERATES - 0.6%
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Invensys PLC, 9.875%, 2011##                                                               $   4,090,000          $    4,355,850
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SPX Corp., 7.5%, 2013                                                                          4,060,000               4,344,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    8,700,050
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CONSTRUCTION - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
D. R. Horton, Inc., 8%, 2009                                                               $   5,325,000          $    6,003,937
--------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                          1,475,000               1,607,750
--------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                                        1,745,000               1,775,538
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WCI Communities, Inc., 7.875%, 2013                                                            4,210,000               4,483,650
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                                                                                                                  $   13,870,875
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%, 2009                                                 $   1,720,000          $    1,935,000
--------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5%, 2011                                                       1,850,000               2,000,312
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GEO Group, Inc., 8.25%, 2013                                                                   2,095,000               2,199,750
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KinderCare Learning Centers, Inc., 9.5%, 2009                                                  3,050,000               3,088,125
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    9,223,187
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CONSUMER GOODS & SERVICES - 2.2%
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Bombardier, Inc., 8.375%, 2013##                                                           $   4,835,000          $    5,197,625
--------------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                                                       4,175,000               4,550,750
--------------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                          4,450,000               3,938,250
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                                                   4,895,000               4,038,375
--------------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                       EUR    6,170,000               7,715,381
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Samsonite Corp., 8.875%, 2011                                                              $   4,220,000               4,494,300
--------------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                            3,180,000               2,941,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   32,876,181
--------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                $  11,120,000          $   13,205,000
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Greif, Inc., 8.875%, 2012                                                                      5,560,000               6,185,500
--------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                             4,310,000               4,730,225
--------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                                              7,185,000               8,101,087
--------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                165,000                 181,500
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Plastipak Holdings, Inc., 10.75%, 2011                                                         3,015,000               3,376,800
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Pliant Corp., 13%, 2010                                                                        4,295,000               4,005,088
--------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2007, 11.125% to 2009                                                        525,000                 467,250
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                                                                                                                  $   40,252,450
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DEFENSE ELECTRONICS - 0.3%
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L-3 Communications Holdings, Inc., 6.125%, 2014                                            $   4,490,000          $    4,647,150
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ELECTRONICS - 0.4%
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Flextronics International Ltd., 6.5%, 2013                                                 $   4,720,000          $    4,956,000
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ON Semiconductor Corp., 12%, 2008                                                              1,412,000               1,595,560
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                                                                                                                  $    6,551,560
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EMERGING MARKET SOVEREIGN - 0.8%
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Federal Republic of Brazil, 8%, 2014                                                       $   1,558,668          $    1,547,952
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Federal Republic of Brazil, 11%, 2040                                                          3,728,000               4,205,184
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Republic of Panama, 9.375%, 2023                                                               2,935,000               3,177,137
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Russian Ministry of Finance, 12.75%, 2028                                                      1,759,000               2,796,810
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                                                                                                                  $   11,727,083
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ENERGY - INDEPENDENT - 1.4%
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Belden Blake Corp., 8.75%, 2012##                                                          $   2,905,000          $    3,137,400
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Chesapeake Energy Corp., 8.125%, 2011##                                                        2,770,000               3,033,150
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Chesapeake Energy Corp., 7%, 2014                                                              1,942,000               2,107,070
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Chesapeake Energy Corp., 6.875%, 2016                                                          6,500,000               6,955,000
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Encore Acquisition Co., 8.375%, 2012                                                             725,000                 804,750
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Encore Acquisition Co., 6.25%, 2014                                                              850,000                 871,250
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Newfield Exploration Co., 6.625%, 2014##                                                       1,500,000               1,608,750
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Plains Exploration & Production Co., 7.125%, 2014                                              2,155,000               2,392,050
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                                                                                                                  $   20,909,420
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ENTERTAINMENT - 1.7%
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AMC Entertainment, Inc., 9.5%, 2011                                                        $   2,542,000          $    2,624,615
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AMC Entertainment, Inc., 8.625%, 2012##                                                        5,590,000               6,107,075
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American Skiing Co., 12%, 2006                                                                 5,300,000               5,300,000
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Intrawest Corp., 7.5%, 2013##                                                                  1,285,000               1,374,950
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Loews Cineplex Entertainment Corp., 9%, 2014##                                                 4,350,000               4,556,625
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Six Flags, Inc., 9.75%, 2013                                                                   6,000,000               5,782,500
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                                                                                                                  $   25,745,765
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FINANCIAL INSTITUTIONS - 0.1%
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Standard Aero Holdings, Inc., 8.25%, 2014##                                                $   2,145,000          $    2,268,338
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FOOD & NON-ALCOHOLIC BEVERAGES - 1.6%
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Burns, Philp & Co. Ltd., 9.75%, 2012                                                       $   7,370,000          $    8,107,000
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Merisant Co., 9.5%, 2013##                                                                     3,335,000               3,101,550
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Michael Foods, Inc., 8%, 2013                                                                  3,805,000               4,014,275
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Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                    4,615,000               5,168,800
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United Biscuits Finance PLC, 10.625%, 2011                                              EUR    1,000,000               1,387,986
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United Biscuits Finance PLC, 10.75%, 2011                                               GBP      974,000               1,874,226
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                                                                                                                  $   23,653,837
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FOREST & PAPER PRODUCTS - 4.4%
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Abitibi-Consolidated, Inc., 8.55%, 2010                                                    $   2,075,000          $    2,272,125
--------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.75%, 2011                                                        4,970,000               5,268,200
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                         5,000,000               5,525,000
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Corporacion Durango S.A. de C. V., 13.125%, 2006*                                                 69,000                  41,400
--------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V., 13.5%, 2008*                                                   27,000                  16,200
--------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V., 13.75%, 2009##*                                             6,463,000               3,877,800
--------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                           12,735,000              14,995,462
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Graphic Packaging International, Inc., 9.5%, 2013                                              5,230,000               6,027,575
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Jefferson Smurfit Corp., 8.25%, 2012                                                           4,110,000               4,562,100
--------------------------------------------------------------------------------------------------------------------------------
Kappa Beheer B. V., 10.625%, 2009                                                              4,410,000               4,674,600
--------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                             5,315,000               6,059,100
--------------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                                              3,750,000               3,900,000
--------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                                          3,885,000               4,195,800
--------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                          2,815,000               2,927,600
--------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014##                                                          1,710,000               1,825,425
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   66,168,387
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GAMING & LODGING - 5.4%
--------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                  $   4,275,000          $    4,638,375
--------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                 7,430,000               7,792,212
--------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                                                      1,550,000               1,784,437
--------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                      7,715,000               9,016,906
--------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                          $   2,465,000               2,899,523
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Host Marriott LP, 7.125%, 2013                                                                 3,800,000               4,104,000
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Isle Capri Casinos, Inc., 7%, 2014                                                             4,770,000               4,936,950
--------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                   3,075,000               3,536,250
--------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                 8,115,000               9,149,662
--------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                            3,525,000               4,089,000
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                                        1,355,000               1,490,500
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                      4,855,000               5,012,787
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      2,195,000               2,332,188
--------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                     4,415,000               4,845,463
--------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        8,840,000              10,364,900
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                              4,710,000               4,969,050
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   80,962,203
--------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
MEDCATH HOLDINGS CORP., 9.875%, 2012##                                                     $   1,270,000          $    1,362,075
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                    $   6,520,000          $    7,172,000
--------------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                                           4,285,000               4,542,100
--------------------------------------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                                           11,950,000              12,189,000
--------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                                                           4,720,000               4,908,800
--------------------------------------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                                        3,960,000               4,474,800
--------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                                                       4,285,000               4,413,550
--------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                          6,050,000               5,808,000
--------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                             1,120,000               1,220,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   44,729,050
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 6.875%, 2014                                                                EUR    1,820,000          $    2,339,876
--------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                      $   3,900,000               4,446,000
--------------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                                              4,745,000               5,077,150
--------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                  4,078,000               4,608,140
--------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                      EUR    4,650,000               6,632,592
--------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                           $     945,000               1,092,656
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                     6,405,000               7,205,625
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               3,175,000               3,143,250
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                              3,480,000               3,366,900
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                                                 3,400,000               3,136,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   41,048,689
--------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.2%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                      $   4,690,000          $    5,182,450
--------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875%, 2014##                                                      3,205,000               3,433,356
--------------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                                                2,590,000               2,661,225
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                            1,138,000               1,268,870
--------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                        9,860,000              10,914,162
--------------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                    4,905,000               4,905,000
--------------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                       4,730,000               5,368,550
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                             4,905,000               4,451,288
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                                                         4,265,000               4,467,588
--------------------------------------------------------------------------------------------------------------------------------
U. S. Oncology, Inc., 10.75%, 2014##                                                           3,640,000               3,967,600
--------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                                               1,160,000               1,183,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   47,803,289
--------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                                         $   3,475,000          $    3,683,500
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75%, 2006                                                      2,920,000               2,927,300
--------------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                                                         3,244,309               2,790,106
--------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                          4,060,000               4,339,125
--------------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 9%, 2014##                                                           $     885,000                 885,000
--------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                                                  5,595,000               6,797,925
--------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                                            3,495,000               3,879,450
--------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                             7,810,000               7,966,200
--------------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                                              5,110,000               5,110,000
--------------------------------------------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012##                                             EUR    1,800,000               2,452,322
--------------------------------------------------------------------------------------------------------------------------------
U. S. Steel Corp., 9.75%, 2010                                                             $   1,447,000               1,656,815
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   42,487,743
--------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                         $   5,030,000          $    5,507,850
--------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                             $   5,950,000          $    7,318,500
--------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                             4,255,000               4,600,719
--------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                10,805,000              10,859,025
--------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                              7,995,000               8,334,788
--------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                  2,125,000               2,297,873
--------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 5.6%, 2014##                                                  1,817,000               1,851,563
--------------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                    3,035,000               3,095,700
--------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                             11,560,000              12,947,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   51,305,368
--------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.9%
--------------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                $   2,670,000          $    2,963,700
--------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                         3,635,000               3,798,575
--------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                               5,150,000               5,742,250
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                                            4,605,000               4,743,150
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A. S.A., 8%, 2006                                                       5,000,000               5,087,500
--------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014##                                                      2,785,000               3,133,125
--------------------------------------------------------------------------------------------------------------------------------
Sesi LLC, 8.875%, 2011                                                                         2,605,000               2,852,475
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   28,320,775
--------------------------------------------------------------------------------------------------------------------------------
OILS - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                                           $   3,897,000          $    4,374,382
--------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                    2,140,000               2,466,350
--------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                                      3,585,000               3,970,388
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   10,811,120
--------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                             $   6,200,000          $    6,308,500
--------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125%, 2014                                                 2,795,000               2,585,375
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    8,893,875
--------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.9%
--------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                                              $     720,000          $      766,800
--------------------------------------------------------------------------------------------------------------------------------
CBD Media LLC, 9.25%, 2012##                                                                   3,040,000               3,055,200
--------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                                                     3,630,000               3,502,950
--------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                              2,421,000               3,008,093
--------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               3,096,000               3,661,020
--------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                       14,385,000              10,932,600
--------------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 11.875%, 2011##                                                               1,596,000               1,755,600
--------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                                             2,795,000               3,032,575
--------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                           EUR    6,100,000               7,647,357
--------------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                              $   1,650,000               1,831,500
--------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                            4,535,000               4,705,062
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   43,898,757
--------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                               $   2,000,000          $    2,080,000
--------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 3.7%
--------------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875%, 2012                                                    $   8,075,000          $    9,437,656
--------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  9,060,000               9,762,150
--------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             5,040,000               5,758,200
--------------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                                               2,915,000               2,798,400
--------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                                                        4,085,000               4,462,863
--------------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                         7,665,000               7,875,787
--------------------------------------------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                                         5,490,000               5,215,500
--------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                     1,315,000               1,456,363
--------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                    8,240,000               8,590,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   55,357,119
--------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                               $   6,460,000          $    7,025,250
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                          $   1,365,000          $    1,597,050
--------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                                4,280,000               4,558,200
--------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                                               662,000                 700,065
--------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                                                           2,935,000               2,986,362
--------------------------------------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                                              1,905,000               2,024,062
--------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 5,415,000               5,875,275
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                   3,975,000               4,253,250
--------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375%, 2011##                                                  1,140,000               1,175,625
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                      2,040,000               1,371,900
--------------------------------------------------------------------------------------------------------------------------------
Innova S. de R. L., 9.375%, 2013                                                               3,750,000               4,171,875
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                     15,935,000              17,687,850
--------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                            2,900,000               2,769,500
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                             4,095,000               4,125,713
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                                            1,225,000               1,286,250
--------------------------------------------------------------------------------------------------------------------------------
U. S. Unwired, Inc., 10%, 2012                                                                 4,330,000               4,687,225
--------------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                          4,215,000               4,562,738
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   63,832,940
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 5.4%
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                                                     $   6,367,000          $    7,298,174
--------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       6,876,000               7,907,400
--------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                            852,000                 909,510
--------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                5,070,000               5,640,375
--------------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                         4,345,000               4,301,550
--------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 5.908%, 2007                                                                        3,415,000               3,406,462
--------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.688%, 2009                                                                        4,845,000               4,778,381
--------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                       4,685,000               4,368,763
--------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                    6,125,000               6,523,125
--------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                    5,985,000               6,748,088
--------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                                           18,295,000              21,725,313
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                              3,590,000               3,482,300
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                4,920,000               4,944,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   82,034,041
--------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                                         $   2,830,000          $    3,013,950
--------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                           1,785,000               1,860,863
--------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 12.5%, 2012                                                                 2,050,000               2,326,750
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    7,201,563
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.9%
--------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                   $   1,660,000          $    1,917,300
--------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                         11,235,000              13,088,775
--------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                             $   5,920,000               6,674,800
--------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                   5,300,000               6,015,500
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                      4,500,000               2,767,500
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                  14,495,000              10,508,875
--------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                                          4,117,000               4,607,479
--------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                          3,960,000               4,499,550
--------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                            3,675,000               3,555,563
--------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.73%, 2009                                                             3,500,000               3,727,500
--------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             2,851,000               3,202,409
--------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 6,673,000               7,311,446
--------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                            6,620,000               7,497,150
--------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                        1,975,000               2,503,312
--------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012                                                                     935,000                 972,400
--------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                             1,330,000               1,371,562
--------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                   3,415,000               3,760,769
--------------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                                                       1,220,000               1,323,700
--------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                         6,240,000               6,895,200
--------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                      505,000                 589,555
--------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           3,710,000               4,118,100
--------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                            1,555,000               1,749,375
--------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012                                                          2,115,000               2,189,025
--------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                                         3,275,000               3,717,125
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  104,563,970
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - TELEPHONE - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                        $   5,100,000          $    4,870,500
--------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,340,934,001)                                              $1,398,656,241
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES                 $ VALUE
--------------------------------------------------------------------------------------------------------------------------------
STOCKS - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                              13,126          $    1,098,625
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                                               177,192          $    1,474,237
--------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                    59,800               4,362,410
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    5,836,647
--------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                        62,345          $    4,146,566
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                                              393,554               2,754,878
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    6,901,444
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                        38,682          $      406,161
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                            539          $       13,259
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Manitoba Telecom Services, Inc.                                                                    2,403          $       83,262
--------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                        110,653               1,908,764
--------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                           306,105               3,765,092
--------------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N. V.*                                                             19,740                  41,414
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    5,798,532
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                        185,247          $    4,001,335
--------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $36,714,230)                                                                      $    24,056,003
--------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                                             88,220          $    4,410,118
--------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8%*                                                          522                  40,194
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    4,450,312
--------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%*                                                   1,880          $    2,049,200
--------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $6,580,463)                                                  $    6,499,512
--------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                            74,390          $    6,546,320
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75%                                                                       2,100          $       57,645
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                  101          $          611
--------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $7,415,726)                                                              $    6,604,576
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                                             5,000          $            0
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                                            11,775                       0
--------------------------------------------------------------------------------------------------------------------------------
Metronet Communications Corp. (Broadcast & Cable TV)##*                                            3,250                      33
--------------------------------------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                                                       6,795                      68
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                                                      876                   1,095
--------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                                                    21,743                   4,349
--------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                                                   4,020                 241,200
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone Services)*                                                 2,640                   1,980
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone Services)*                                                 1,980                     970
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone Services)*                                                 1,980                     614
--------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $1,743,629)                                                                      $      250,309
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT                 $ VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04                                        $  31,171,000          $   31,171,000
--------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 1.89%, due 11/01/04                                                7,490,000               7,490,000
--------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                   $   38,661,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,432,049,049)                                                               $1,474,727,641
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.1%                                                                                 30,890,298
--------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $1,505,617,939
--------------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
^^ Interest-only security.
 # Payment-in-kind security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U. S. dollar. A list of abbreviations is shown below

EUR= Euro
GBP= British Pound
SEK= Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS HIGH INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/04

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                       $1,435,639,958
                                                     ==============
Gross unrealized appreciation                           $81,390,297
Gross unrealized depreciation                           (42,302,614)
                                                     --------------
Net unrealized appreciation(depreciation)               $39,087,683
                                                     ==============

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Forward Foreign Currency Exchange Contracts

                                                                                          NET
                                                                                          UNREALIZED
SETTLEMENT                CONTRACTS TO             IN EXCHANGE          CONTRACTS         APPRECIATION
DATE                      DELIVER/RECEIVE          FOR                  AT VALUE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------
SALES
11/15/04-
11/22/04                  EUR     27,466,187      $33,644,653          $35,134,020       $(1,489,367)
11/16/2004                GBP      2,611,260        4,718,547            4,790,541           (71,994)
                                                  -----------          -----------       -----------
                                                  $38,363,200          $39,924,561       ($1,561,361)
                                                  ===========          ===========       ===========

Purchases
11/15/2004                EUR      3,366,731       $4,170,488           $4,306,655          $136,167
11/16/2004                GBP      2,379,056       $4,310,571           $4,364,546           $53,975
11/16/2004                SEK      1,440,653          189,742              203,706           $13,964
                                                  -----------          -----------       -----------
                                                   $8,670,801           $8,874,907          $204,106
                                                  ===========          ===========       ===========


At October 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 10/31/04

MFS(R) Municipal
High Income Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Municipal High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2004

ISSUER PAR                                                                                                      AMOUNT      $ VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.3%
------------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 9.0787%, 2022+(+)              $   6,250,000          $    7,435,375
--------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. RITES, AMBAC, 9.92%, 2017+(+)                           2,500,000               3,087,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   10,522,875
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030             $   6,000,000          $    6,031,260
--------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 3.2%
--------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2014                                                           $     855,000          $    1,010,114
--------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010(+)(+)                                                         1,000,000               1,194,430
--------------------------------------------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6%, 2016                                                            1,010,000               1,163,247
--------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009(+)(+)                                                   3,500,000               4,134,340
--------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                            855,000                 880,120
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 8.1705%, 2015+(+)                                                5,310,000               6,866,255
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, 6.125%, 2006(+)(+)                                                          5,000,000               5,336,200
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.875%, 2024                                                          7,000,000               7,538,650
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 6.125%, 2025                                                          8,000,000               8,850,240
--------------------------------------------------------------------------------------------------------------------------------
State of Florida, Department of Transportation, RITES, 7.659%, 2017+(+)                        2,300,000               2,615,238
--------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLS, 8.902%, 2017+(+)                                                 2,000,000               2,544,720
--------------------------------------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                                                    495,000                 509,429
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   42,642,983
------------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                                                $   1,000,000          $    1,127,470
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia, "A", 6%, 2007(+)(+)                                                      5,000,000               5,594,950
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    6,722,420
--------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, 8.1361%, 2020+(+)                                  $   7,910,000          $   10,197,888
--------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010(+)(+)                                            1,700,000               1,992,009
--------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF, 8.1475%, 2017+(+)                        5,000,000               5,843,200
--------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2017                                               1,355,000               1,608,981
--------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2019                                             1,255,000               1,479,959
--------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2020                                                                2,500,000               2,791,825
--------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2029                                        7,310,000               1,805,351
--------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2030                                        6,480,000               1,505,304
--------------------------------------------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2018                                                   1,700,000               1,949,356
--------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC, 8.182%, 2012+(+)                            1,500,000               1,898,460
--------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC, 8.182%, 2013+(+)                            5,000,000               6,377,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   37,449,933
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 20.8%
--------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems),
  6.75%, 2025                                                                              $   1,200,000          $    1,272,300
--------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  9.25%, 2022                                                                                  3,360,000               3,872,333
--------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  9.25%, 2030                                                                                  6,100,000               7,028,786
--------------------------------------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), 7.125%, 2033        2,500,000               2,561,400
--------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  6.75%, 2015                                                                                    500,000                 516,775
--------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  5.75%, 2027                                                                                  1,600,000               1,552,720
--------------------------------------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital
  Medical Center Inc.), 8.25%, 2030                                                            2,500,000               2,668,150
--------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Women's Christian Assn.), 6.35%, 2017            1,355,000               1,369,946
--------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Women's Christian Assn.), 6.4%, 2029             3,430,000               3,261,313
--------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), 6%, 2013             2,180,000               2,193,363
--------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), 6.35%, 2013          1,550,000               1,589,076
--------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
  6.75%, 2031                                                                                  2,500,000               2,624,500
--------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
  6.25%, 2023                                                                                    985,000               1,035,462
--------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
  5%, 2026                                                                                       110,000                 107,271
--------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Hospital), 6%, 2005(+)(+)                  4,695,000               4,945,854
--------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Hospital), 6%, 2016                        2,305,000               2,421,057
--------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.5%, 2020                  770,000                 854,823
--------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2026                                                                                 2,200,000               2,440,504
--------------------------------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev. (McKenna Memorial Hospital),
  6.125%, 2022                                                                                 2,000,000               2,052,580
--------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, 7.15%, 2025                                                             1,165,000               1,163,148
--------------------------------------------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic Board Rev. (Cullman Regional
  Medical Center), 6.5%, 2013                                                                  1,395,000               1,400,259
--------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                       5,020,000               5,574,208
--------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                     3,700,000               3,788,430
--------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                       950,000                 948,129
--------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                      750,000                 769,883
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
  "D", 6.875%, 2007(+)(+)                                                                      3,875,000               4,294,934
--------------------------------------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligation Group),
  7.125%, 2024                                                                                 2,250,000               2,457,585
-----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2031                                                                                     3,000,000               3,228,570
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                     2,500,000               2,549,800
--------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
 Research Foundation, Inc.), 6.375%, 2031                                                      8,950,000               9,210,266
--------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
 Research Foundation, Inc.), 6.375%, 2021                                                      3,300,000               3,404,247
--------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  6.125%, 2031                                                                                 3,750,000               3,892,725
--------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev
  (Norton Healthcare, Inc.), 6.5%, 2020                                                        5,000,000               5,442,700
--------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev
 (Norton Healthcare, Inc.), 6.625%, 2028                                                       2,000,000               2,148,200
--------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev
  (Baptist Health Systems), 6.5%, 2031                                                         5,350,000               5,346,683
--------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 6.875%, 2026        1,325,000               1,393,158
--------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2028          3,305,000               3,353,187
--------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
  5.75%, 2025                                                                                  2,000,000               1,867,700
--------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
  5.875%, 2034                                                                                 4,345,000               4,047,715
--------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2030                                                                 1,000,000               1,136,040
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 6.5%, 2012     1,500,000               1,680,285
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 5.7%, 2015     3,500,000               3,625,545
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), 5.25%, 2018    4,600,000               4,286,464
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
  Hospital), 6.35%, 2032                                                                       1,450,000               1,509,958
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
  Hospital), 6.625%, 2018                                                                      1,404,000               1,431,392
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
  Health), "B", 6.375%, 2034                                                                   1,510,000               1,491,170
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical
  Center), 6%, 2023                                                                           13,530,000              13,123,018
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Memorial Hospital), 6.5%, 2021                                                     500,000                 537,280
--------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                            1,200,000               1,189,284
--------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029              2,490,000               2,642,264
--------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019          3,505,000               3,643,938
--------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021            1,000,000               1,023,870
--------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.375%, 2015                                                                            700,000                 681,842
--------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.625%, 2023                                                                            250,000                 238,913
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
  6.5%, 2017                                                                                   4,445,000               5,007,604
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Catholic Medical
  Center), 6.125%, 2032                                                                        1,500,000               1,544,850
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Regional Hospital), 5%, 2008                                                                   780,000                 763,402
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Regional Hospital), 5.9%, 2018                                                               1,750,000               1,698,095
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical
  Center), 6.625%, 2031                                                                        1,115,000               1,189,694
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
  Hospital), 6.875%, 2030                                                                      4,000,000               4,426,920
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), 6.375%, 2031                                                             500,000                 479,225
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), 6.375%, 2031                                                           1,480,000               1,418,506
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), 6.45%, 2032                                                              940,000                 909,281
--------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                         5,000,000               4,692,050
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6%, 2014               2,400,000               2,581,656
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%, 2031             4,720,000               4,955,481
--------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial), FHA, 8.7%, 2023                             495,000                 605,271
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan Obligated
  Group), 6.5%, 2032                                                                           9,000,000               9,580,770
--------------------------------------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-Richardson), 5.25%, 2013                       1,500,000               1,553,775
--------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014          1,395,000               1,395,474
--------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027            1,855,000               1,790,446
--------------------------------------------------------------------------------------------------------------------------------
Russell, KY (Franciscan Sisters of the Poor), 8.1%, 2006(+)(+)                                   310,000                 339,738
--------------------------------------------------------------------------------------------------------------------------------
Shelby County Town Health Educational Hospital Unrefunded Bal Methodist Health,
  6%, 2012(+)(+)                                                                               1,255,000               1,492,735
------------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), ETM, 6%, 2017(+)(+)                                                               745,000                 867,262
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), ETM, 6.25%, 2018(+)(+)                                                            750,000                 880,193
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012(+)(+)                                                               1,250,000               1,508,238
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health & Educational Facilities Board Rev., (Methodist Healthcare),
  ETM, 6%, 2016(+)(+)                                                                            450,000                 527,207
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health & Educational Facilities Board Rev., (Methodist Healthcare),
  6%, 2012(+)(+)                                                                                 750,000                 892,073
--------------------------------------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022                                   3,000,000               3,035,430
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                      2,725,000               2,883,023
--------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.375%, 2015             1,385,000               1,418,323
--------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020               1,625,000               1,629,209
--------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029             4,200,000               4,200,210
--------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.25%, 2018                                                                                  3,500,000               3,444,840
--------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.375%, 2024                                                                                 4,000,000               3,828,040
--------------------------------------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev. (Washington Regional Medical
  Center), 7.25%, 2020                                                                         2,500,000               2,767,175
--------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Southampton Hospital),
  7.25%, 2020                                                                                  3,500,000               3,502,345
--------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Southampton Hospital),
  7.625%, 2030                                                                                 1,500,000               1,521,180
--------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020         4,500,000               4,629,060
--------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development
  Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                                         4,300,000               4,369,789
--------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development
  Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                                        2,000,000               2,032,400
--------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021              3,150,000               3,359,948
--------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                 1,900,000               2,033,228
--------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                   1,175,000               1,186,374
--------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.25%, 2022                                                                                  2,000,000               2,084,740
--------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.375%, 2031                                                                                 2,595,000               2,718,704
--------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                        3,885,000               3,847,704
--------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                        4,000,000               4,221,760
--------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
  6.75%, 2024                                                                                    810,000                 828,047
--------------------------------------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026            4,500,000               4,672,980
--------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                  2,500,000               2,806,925
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Aurora HealthCare), 5.625%, 2029                    1,100,000               1,112,793
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                 2,250,000               2,586,848
--------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside
  Hospital), 6.8%, 2016                                                                        1,670,000               1,729,101
--------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside
  Hospital), 7.125%, 2031                                                                      1,495,000               1,534,976
--------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside
  Hospital), 7.125%, 2031                                                                      2,000,000               2,053,480
--------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), 6.15%, 2015                                                                       2,000,000               1,900,840
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  277,930,421
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 11.6%
--------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
  Methodist Retirement), 7%, 2033                                                          $   1,155,000          $    1,201,073
--------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                   2,250,000               2,330,460
--------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  7.75%, 2006                                                                                    255,000                 243,000
--------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.125%, 2016                                                                                 1,420,000               1,148,553
--------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.5%, 2026                                                                                   3,150,000               2,457,599
--------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Industrial Development Authority Rev. (Village of Penn St.), 7%, 2034        1,050,000               1,083,800
--------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.),
  10%, 2012                                                                                      660,000                 732,039
--------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
  8.5%, 2032                                                                                   1,190,000               1,177,017
--------------------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), 7.5%, 2012     1,950,000               1,990,794
--------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
  6.125%, 2033                                                                                 1,500,000               1,547,025
--------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (National Benevolent), 7.125%, 2030* 1,300,000       1,218,750
--------------------------------------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities Rev. (Cypress Meadows), 7%, 2028*       3,000,000               2,663,280
--------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated Services),
  7.25%, 2035                                                                                  2,725,000               2,846,181
--------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage Presbyterian),
  0%, 2008(+)(+)                                                                              29,975,000              26,831,222
--------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage
  Presbyterian), 0%, 2008(+)(+)                                                                4,500,000               4,028,040
--------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (Presbyterian
  Hospital), 0%, 2008(+)(+)                                                                   48,475,000              12,314,104
--------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034           1,020,000               1,023,907
--------------------------------------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina Housing Foundation, Inc.),
 7.25%, 2029                                                                                   2,135,000               1,853,116
--------------------------------------------------------------------------------------------------------------------------------
G rand Prairie, TX, Housing Finance Corp., Independent Senior Living Center Rev.,
  7.5%, 2017                                                                                   1,900,000               1,881,209
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries), 7.375%, 2031           2,700,000               2,717,955
--------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 5.75%, 2018    2,520,000               2,352,697
--------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25%, 2025    5,675,000               6,867,715
--------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Authority, Industrial Development Rev. (National
  Benevolent), 6.4%, 2016*                                                                     1,625,000               1,523,438
--------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Authority, Industrial Development Rev. (National
  Benevolent), 7%, 2022*                                                                       1,000,000                 937,500
--------------------------------------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly Enterprises, Inc.), 5.875%, 2007       115,000                 113,460
--------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.25%, 2026                  1,500,000               1,512,675
--------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.875%, 2032                 1,250,000               1,310,538
--------------------------------------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                    1,935,000               1,592,215
--------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority Rev. (Beverly Enterprise, Inc.),
  6.75%, 2008                                                                                    905,000                 906,656
--------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2019                   1,500,000               1,586,325
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 8.875%, 2025                   7,135,000               7,345,554
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Glenmeadow Retirement Community),
  8.375%, 2006(+)(+)                                                                           2,300,000               2,528,643
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Glenmeadow Retirement Community),
  8.625%, 2006(+)(+)                                                                           3,520,000               3,881,011
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro Health Foundation, Inc.), 6.75%, 2027      5,830,000               5,610,617
--------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), 7.375%, 2027                 7,230,000               7,560,122
--------------------------------------------------------------------------------------------------------------------------------
Mocksville, NC (North Carolina Housing Foundation, Inc.), 7.25%, 2029                          2,115,000               1,835,757
--------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises, Inc.), 5.875%, 2007          405,000                 400,488
--------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev
  (AHF/Montgomery), 10.5%, 2020                                                                2,220,000               2,236,006
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Health Care Facilities Rev. (Metro Health
  Foundation, Inc.), 6.55%, 2028                                                               2,780,000               2,653,454
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority (Tall Pines), 11.25%, 2016*                     1,265,000                  20,240
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center),
  8.7%, 2014                                                                                   1,350,000               1,353,443
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First Mortgage Gross Rev
  (Wanaque Convalescent Center), 8.5%, 2009                                                      700,000                 701,393
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First Mortgage Gross Rev
  (Wanaque Convalescent Center), 8.6%, 2011                                                    1,000,000               1,002,090
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027             4,000,000               3,747,840
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness Village), 8%, 2032                      2,990,000               2,501,643
--------------------------------------------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite Home), 7.5%, 2026                         4,940,000               5,092,350
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real Nursing Home), 9.75%, 2013                1,520,000               1,526,901
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                   2,470,000               2,548,126
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006(+)(+)               840,000                 931,778
--------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special Purpose Rev. (Kahala Nui
  Senior Living Community), 8%, 2033                                                           1,500,000               1,600,995
--------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                      1,350,000               1,110,848
--------------------------------------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev. (Canterbury Health),
  6%, 2039                                                                                     3,125,000               2,304,625
--------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea),
  8.25%, 2027                                                                                  7,025,000               6,683,726
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  155,169,993
--------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
  7.125%, 2016                                                                             $   1,750,000          $    1,808,293
--------------------------------------------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013                               4,590,000               4,668,260
--------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation Group),
  6%, 2018                                                                                     3,550,000               3,336,113
--------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
  8%, 2024                                                                                     2,850,000               2,858,294
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family
  Services), 6.125%, 2019                                                                      1,265,000               1,294,601
--------------------------------------------------------------------------------------------------------------------------------
New York City Industrial Development Agency Rev. (Special Needs Facilities Pooled
  Program), 6.1%, 2012                                                                         1,955,000               2,027,413
--------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF Project), 8.875%, 2021                 1,925,000               1,945,809
--------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities),
  9%, 2031                                                                                     2,185,000               2,227,695
--------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
  7.75%, 2017                                                                                    946,000                 954,259
--------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019                          1,430,000               1,115,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   22,236,137
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Special Facilities Rev. (AMR Corp.), 7.5%, 2029          $   4,400,000          $    2,810,544
--------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Special Facilities Rev. (Continental Airlines, Inc.), 5.375%, 2027              2,500,000               1,624,325
--------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 7.25%, 2030                                                                   890,000                 537,880
--------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 6.375%, 2035                                                                6,810,000               3,854,869
--------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.) "B", 6.05%, 2029                                                             1,505,000               1,431,526
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), 7%, 2012               1,700,000               1,586,389
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7.5%, 2024                           3,800,000               3,443,978
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2019                                                                 3,205,000               2,479,644
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2029                                                                   725,000                 525,821
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
  7.25%, 2008                                                                                    615,000                 614,157
------------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
  8%, 2012                                                                                       950,000                 906,728
--------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), 5.8%, 2035                                1,145,000               1,143,420
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   20,959,281
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                $   5,000,000          $    5,490,650
--------------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                             1,000,000               1,014,360
--------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                    3,835,000               3,900,885
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   10,405,895
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
  Ferris, Inc.), 5.8%, 2016                                                                $   5,000,000          $    4,713,400
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
  5.7%, 2018                                                                                     540,000                 561,017
--------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.3%, 2011                                                                                   3,000,000               3,023,340
--------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.45%, 2014                                                                                  2,000,000               1,865,960
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
  Management, Inc.), 6.9%, 2029                                                                1,700,000               1,939,581
--------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                          2,000,000               2,142,020
--------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
--------------------------------------------------------------------------------------------------------------------------------
Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019                                    2,500,000               2,465,975
--------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Authority Rev. ( Waste Management),
  4.85%, 2022                                                                                  3,000,000               3,154,470
--------------------------------------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority Rev. (Waste Management,
  Inc.), 5.1%, 2019                                                                            1,000,000               1,047,360
--------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Pollution Control Rev. (Laidlaw Environmental Services), 7.55%, 2027*       5,000,000                 262,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   21,175,623
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024*        $  10,455,000          $       13,069
--------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015*       3,890,000                   4,863
--------------------------------------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland Steel), 7.25%, 2011                         5,000,000               5,231,450
--------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030           2,850,000               2,951,403
--------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels, Inc.), 8.25%, 2014*                         7,000,000                      70
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    8,200,855
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 3.3%
--------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                     $   1,500,000          $    1,623,570
--------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                 6,500,000               6,794,320
--------------------------------------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017              3,900,000               3,911,427
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
--------------------------------------------------------------------------------------------------------------------------------
Hauling & Warehousing), 8.4%, 2015+**                                                          4,000,000               2,260,000
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
--------------------------------------------------------------------------------------------------------------------------------
Hauling & Warehousing), 8.6%, 2017+**                                                          8,000,000               4,520,000
--------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-1, 7.875%, 2032##           4,230,000               4,366,629
--------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032##           1,860,000               1,920,078
--------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017        2,000,000               2,036,080
--------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority Rev. (Citgo Petroleum Corp.),
  8.25%, 2031                                                                                  2,300,000               2,462,909
--------------------------------------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 9.75%, 2008(+)(+)           8,113,889               9,989,495
--------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026            3,895,000               3,970,875
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   43,855,383
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 4.3%
--------------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial Facilities Rev. (Potlatch
  Corp.), 7.75%, 2025                                                                      $   1,200,000          $    1,306,716
--------------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                        3,250,000               3,396,153
--------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev. (James River Corp.), 8%, 2028                            7,000,000               7,189,140
--------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion International Corp.), 6.375%, 2029          2,500,000               2,533,750
--------------------------------------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025      1,650,000               1,738,160
--------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), 6.45%, 2023                                                        1,100,000               1,190,387
--------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), 6.25%, 2027                                                        3,100,000               3,316,690
--------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Corp.), 7.375%, 2007           860,000                 870,569
--------------------------------------------------------------------------------------------------------------------------------
Green Bay, WI, Redevelopment Authority, Industrial Rev. (Fort James), 5.6%, 2019               1,000,000                 977,010
--------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                 3,000,000               3,535,680
--------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.), 7.75%, 2022      8,500,000               8,518,020
--------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
  Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                     3,800,000               4,037,576
--------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
  6.2%, 2025                                                                                   2,250,000               2,378,273
--------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (Stone Container Corp.), 7.4%, 2026          7,500,000               7,766,100
--------------------------------------------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev. (Jefferson Smurfit Corp.), 7.5%, 2026                    2,000,000               2,077,440
--------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019                      6,475,000               6,403,775
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   57,235,439
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - RETAIL - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs Industries, Inc.), 7.35%, 2014    $   1,500,000          $    1,504,275
--------------------------------------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs Industries, Inc.), 7.8%, 2014         1,025,000               1,027,409
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    2,531,684
--------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
  (Cabazon Casino)"A", 9.25%, 2020##                                                       $   3,845,000          $    4,087,350
--------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe Convention), 10%, 2033                   10,900,000              13,421,933
--------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                               6,310,000               1,287,997
--------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA (Aquarium of Pacific), 6.125%, 2005(+)(+)                                       1,000,000               1,047,890
--------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017        3,400,000               3,490,848
--------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las Vegas Monorail), 7.375%, 2040               4,290,000               4,343,067
--------------------------------------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                                          2,005,000               2,064,047
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   29,743,132
--------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.6%, 2021                   $   1,300,000          $    1,408,108
--------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.7%, 2028                       2,000,000               2,140,700
--------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                                 3,035,000               3,043,164
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Kapowski Project), 6.8%, 2018                  4,000,000               4,560,520
--------------------------------------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Development Authority Rev. (Virginia Horse Center),
  6.85%, 2021                                                                                  2,300,000               2,177,962
--------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014        2,330,000               2,390,999
--------------------------------------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority Rev. (Kiel Center Multipurpose
  Arena), 7.875%, 2024                                                                         1,000,000               1,003,700
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   16,725,153
--------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.9%
--------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Buckingham
  Village), 5.5%, 2029                                                                     $   3,360,000          $    3,383,923
--------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
  Apartments), "B", 9%, 2018                                                                   1,860,000               1,859,368
--------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009##                                                8,000,000               8,812,480
--------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, Housing Corp., 8.5%, 2011                                               1,995,000               2,002,840
--------------------------------------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center Court Apartments), 8.5%, 2018         1,495,000               1,446,816
--------------------------------------------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp. (Terrace Apartments), 6.9%, 2025                      3,920,000               3,926,429
--------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley Highland Terrace), 8.5%, 2024            5,335,000               5,293,974
--------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875%, 2009##                                                 6,000,000               6,672,240
--------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 5.4%, 2049##                                                   2,000,000               1,996,860
--------------------------------------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & III Apartments), 6.25%, 2029**                    5,000,000               2,399,450
--------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbors & Plumtree), 10%, 2026+                               1,675,000               1,589,843
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   39,384,223
--------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(+)(+)                                            $     375,000          $      229,628
--------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(+)(+)                                                  450,000                 257,828
--------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(+)(+)                                                  975,000                 522,347
--------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(+)(+)                                                1,235,000                 619,674
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    1,629,477
--------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax, 6.25%, 2015                                                            $   1,500,000          $    1,746,645
--------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                   $     985,000          $    1,040,199
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05%, 2030                                      110,000                 111,890
--------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                      325,000                 100,679
--------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., MBIA, 0%, 2011                             3,395,000               1,765,638
--------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                               510,000                 544,644
--------------------------------------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                      940,000                 289,736
--------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                            745,000                 816,416
--------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                              315,000                 328,526
--------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                             875,000                 940,188
--------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                              170,000                 173,233
--------------------------------------------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev., FGIC, 0%, 2016                                50,000                  15,162
--------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028                                       175,000                 186,405
--------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA, 7.05%, 2030                             930,000                 964,633
--------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev., GNMA, 7.375%, 2020                        10,000                  10,234
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.875%, 2026                1,185,000               1,216,687
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45%, 2029                   665,000                 722,336
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45%, 2033                 2,030,000               2,169,197
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6%, 2035                    1,940,000               2,098,711
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   13,494,514
--------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - OTHER - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Texas Veteran Housing Assistance Program, 7%, 2025                                         $   1,100,000          $    1,122,946
--------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2027                      $     985,000          $      286,083
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014                                            51,000                  51,969
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75%, 2021                                           290,000                 293,155
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                                            920,000                 960,535
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1%, 2023                                            485,000                 503,687
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2025                                           202,000                 202,604
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4%, 2027                                            125,000                 126,149
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2030                                           170,000                 171,464
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                                            990,000               1,022,324
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2033                                           575,000                 605,331
--------------------------------------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., 6.75%, 2024                                       895,000                 914,601
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 7.55%, 2031                 785,000                 843,341
--------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., "A-2", GNMA, 6.5%, 2032                                           4,420,000               4,920,167
--------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.1%, 2034                                                  4,100,000               4,241,860
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), 6.35%, 2032                                                               785,000                 823,952
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.7%, 2030                                                        1,445,000               1,493,682
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 7.45%, 2031                                                         215,000                 223,548
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.85%, 2032                                                         595,000                 658,040
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.75%, 2034                                                         635,000                 681,780
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030                                       615,000                 636,162
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3%, 2031                                         565,000                 609,771
--------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.35%, 2033                                    940,000               1,006,759
--------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, 5%, 2033                            2,030,000               2,055,639
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                      455,000                 482,964
--------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                 3,265,000               3,367,260
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   27,182,827
--------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
  Facilities, (American Ref-Fuel Co.), "A", 6.2%, 2019                                     $   3,900,000          $    4,109,898
--------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
  Facilities, (American Ref-fuel Co.), "A", 6.1%, 2005                                         3,460,000               3,473,356
--------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                           2,000,000               1,997,440
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
  Haverhill Associates), 5.5%, 2013                                                            2,475,000               2,506,977
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
  Haverhill Associates), 5.6%, 2019                                                            5,425,000               5,445,018
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   17,532,689
--------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL APPROPRIATION - 3.3%
--------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                     $   1,805,000          $    2,087,122
--------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                         1,155,000               1,334,395
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 8.7328%, 2017+(+)                   4,500,000               5,853,780
--------------------------------------------------------------------------------------------------------------------------------
College Park, GA (Civic Center), AMBAC, 5.75%, 2020                                            3,000,000               3,425,580
--------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.6207%, 2018(+)                7,000,000               9,443,420
--------------------------------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC, 9.3174%, 2020+(+)                                               6,000,000               7,872,600
--------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2028                                                                            2,500,000               2,584,925
--------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                                                  1,467,286               1,479,303
--------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                                                2,548,885               2,566,218
--------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020                                         5,000,000               5,470,950
--------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers and Arts Center), 6.65%, 2020                       1,170,000               1,216,121
--------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor), 7%, 2020                                      1,000,000               1,041,530
--------------------------------------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2019                           250,000                 237,163
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   44,613,107
--------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                    $   2,700,000          $    2,836,566
--------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 7.25%, 2010                     2,970,000               3,038,815
--------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 7.625%, 2010                    4,610,000               4,717,828
--------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                     1,500,000               1,592,175
--------------------------------------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020                              2,700,000               2,779,812
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   14,965,196
--------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 3.3%
--------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                             $   4,180,000          $    4,360,576
--------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                3,400,000               3,518,014
--------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District of Florida, Capital Improvement Rev.,
  5.95%, 2006                                                                                    405,000                 410,297
--------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District of Florida, Capital Improvement Rev.,
  6.85%, 2031                                                                                    720,000                 770,047
--------------------------------------------------------------------------------------------------------------------------------
Double Branch Community Development, District of Florida, 5.6%, 2007                             295,000                 301,354
--------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District of Florida, 5.125%, 2009                               1,720,000               1,743,839
--------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, Florida Special Assessment Rev., "B",
  6.25%, 2009                                                                                    745,000                 766,910
--------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District Florida Rev., Capital
  Improvement, "B", 5.4%, 2008                                                                 1,705,000               1,719,595
--------------------------------------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District of Colorado, 6.75%, 2015                  2,500,000               2,646,400
--------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                               2,750,000               2,882,468
--------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                                                 4,900,000               5,108,201
--------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                               1,130,000               1,140,950
--------------------------------------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                      2,330,000               2,527,864
--------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, Florida Special
  Assessment, "B", 5.3%, 2009                                                                  1,875,000               1,898,719
--------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                      2,250,000               2,258,460
--------------------------------------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022                         900,000                 906,759
--------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 6.5%, 2009                          535,000                 549,354
--------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                             1,430,000               1,445,830
--------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                     3,705,000               3,757,018
--------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, 6.2%, 2008                                                      680,000                 696,619
--------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development of Florida, "B", 6.25%, 2008                                 1,800,000               1,866,078
--------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                  885,000                 905,320
--------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District of Florida, Capital Improvement Rev.,
  5.5%, 2010                                                                                   1,710,000               1,736,249
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   43,916,921
--------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2021                                              $   2,750,000          $    2,732,538
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                       1,000,000               1,022,470
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                      1,795,000               1,843,752
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                         800,000                 804,768
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                      1,195,000               1,226,010
--------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                                           500,000                 522,425
--------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                1,500,000               1,563,270
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    9,715,233
--------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.2%
--------------------------------------------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.), 6.125%, 2027                              $   6,525,000          $    6,349,217
--------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                     4,610,000               4,191,689
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                          3,785,000               3,656,007
--------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securization, Tobacco Settlement, 7.8%, 2042                              3,000,000               3,210,690
--------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 5.3%, 2025      5,000,000               4,227,750
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                             4,915,000               4,406,936
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Financing Corp., Asset Backed, "B", 5.875%, 2039                  4,325,000               3,789,565
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                           6,025,000               5,615,963
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                      3,500,000               3,326,050
--------------------------------------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25%, 2027                                  2,310,000               2,290,250
--------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                            1,110,000               1,094,604
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   42,158,721
--------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 3.8%
--------------------------------------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement (Highway Rev.), 0%, 2005(+)(+)                    $  69,000,000          $   14,169,840
--------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev. 0%, 2010(+)(+)             5,000,000               6,024,650
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA, 8.4205%, 2020+(+)                                  5,000,000               5,762,500
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                                         2,700,000               1,295,406
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                                         2,100,000               1,197,441
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                                         1,700,000                 767,975
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                                         7,000,000               3,713,990
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2014                                         5,100,000               2,517,768
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2015                                         7,250,000               3,330,215
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2016                                         2,000,000                 854,780
--------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM,
  0%, 2011(+)                                                                                 13,400,000              10,869,946
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   50,504,511
--------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006(+)(+)                                        $   2,010,000          $    2,207,905
--------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
  11.5%, 2012(+)(+)                                                                            6,000,000               8,965,440
--------------------------------------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                                                     147,898                 151,338
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   11,324,683
--------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
  5.6%, 2017                                                                               $   2,000,000          $    1,931,380
--------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                     9,150,000              11,879,720
--------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022          1,300,000               1,384,955
--------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Columbia), 6.875%, 2017                          750,000                 753,038
--------------------------------------------------------------------------------------------------------------------------------
Indiana State Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018          1,000,000               1,031,440
--------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
  7.5%, 2006(+)(+)                                                                             6,000,000               6,552,780
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern Nazarene College),
  5.625%, 2019                                                                                 1,235,000               1,136,052
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern Nazarene College),
  5.625%, 2029                                                                                 1,250,000               1,065,125
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Franklin Pierce
  Law Center), 5.5%, 2018                                                                      1,200,000               1,269,360
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (New Hampshire
  College), 6.3%, 2016                                                                         1,690,000               1,765,104
--------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  ETM, 6.2%, 2009(+)(+)                                                                          820,000                 912,488
--------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  6.5%, 2009(+)(+)                                                                             2,000,000               2,348,920
--------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                       890,000                 911,004
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   32,941,366
--------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
Illinois Educational Facilities Authority, Educational Advancement Fund (University
  Center Project), 6.625%, 2017                                                            $   1,500,000          $    1,614,405
--------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2023                                                                 $   1,965,000          $    1,992,569
--------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2036                                                                     3,485,000               3,538,390
--------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
  Chicago), 5.6%, 2028                                                                           850,000                 898,017
--------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
  Chicago), 5.65%, 2028                                                                        1,730,000               1,741,418
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
  6.5%, 2028                                                                                   1,400,000               1,472,632
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts & Sciences), 8%, 2031          2,700,000               2,660,634
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021           1,150,000               1,163,915
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031            2,450,000               2,485,403
--------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), 6.4%, 2013                                                                         1,065,000               1,105,470
--------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.75%, 2031                                                                   3,000,000               3,090,990
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   20,149,438
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 3.3%
--------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                               $   1,230,000          $    1,202,792
--------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.875%, 2032                                 1,800,000               1,602,468
--------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                  7,605,000               8,231,880
--------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                              6,765,000               6,754,311
--------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
  LP), 6.5%, 2017                                                                              2,800,000               2,885,736
--------------------------------------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                               1,900,000               1,878,663
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.5%, 2013                                                    2,300,000               2,334,431
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.6%, 2019                                                    5,000,000               5,060,100
--------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-trade of
  Pittsylvania), 7.55%, 2019                                                                  10,000,000              10,268,500
--------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ (KIAC), 6.75%, 2019                                                     1,750,000               1,819,633
--------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Nissequogue Cogen Partners
  Facility), 5.3%, 2013                                                                        1,750,000               1,739,763
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   43,778,277
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 5.2%
--------------------------------------------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev. (Toledo Edison), 7.75%, 2020                     $   1,500,000          $    1,611,105
--------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), 7.7%, 2033             2,225,000               2,602,672
--------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032        1,250,000               1,326,713
--------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038       2,505,000               2,669,228
--------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
  Gulf States, Inc.), 5.45%, 2010                                                              4,800,000               4,871,472
--------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Southern
  California Edison Co.), 6.4%, 2024                                                           4,000,000               4,015,760
--------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada Power Co.), FGIC, 6.7%, 2022             4,000,000               4,123,880
--------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.95%, 2020                3,000,000               3,154,980
--------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                 1,390,000               1,413,686
--------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                 4,500,000               4,576,680
--------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016            3,240,000               3,531,892
--------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                               770,000                 817,170
--------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), 6.375%, 2015                   4,000,000               4,112,200
--------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), 4.55%, 2029          5,000,000               5,195,250
--------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                     3,095,000               3,097,136
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light and
  Power), 5.9%, 2018                                                                           1,000,000               1,069,440
--------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  6.1%, 2025                                                                                   2,000,000               2,000,040
--------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  6%, 2029                                                                                     6,845,000               6,847,396
--------------------------------------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013       1,000,000               1,004,140
--------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                1,900,000               2,016,394
--------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028            1,500,000               1,619,430
--------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Energy Gulf States), 6.6%, 2028             3,335,000               3,408,970
--------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 7.7%, 2014      2,000,000               2,057,400
--------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 9%, 2015        2,500,000               2,567,925
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   69,710,959
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                 $   2,750,000          $    3,106,345
------------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS,
  9.84%, 2012(+)                                                                                 150,000                 151,323
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $ 3,257,668
------------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010(+)(+)                            $   1,000,000          $    1,180,130
--------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010(+)(+)                            1,010,000               1,191,931
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC, 10.504%, 2019+(+)                          765,000               1,134,663
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., RITES, 8.659%, 2021+(+)                                7,585,000               9,692,715
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority Rev., 5.75%, 2027                         8,590,000               9,375,384
--------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, FGIC, 6.25%, 2010(+)(+)                                                           1,000,000               1,185,635
--------------------------------------------------------------------------------------------------------------------------------
State of Virginia, Clean Water Rev., 5.75%, 2019                                               2,500,000               2,852,120
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   26,612,578
--------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,255,745,343)                                    $1,286,894,841
--------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 1.77%, due 11/04/04                                                      $     530,000          $      530,000
--------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 1.77%, due 11/04/04                                                            300,000                 300,000
--------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 1.77%, due 11/04/04                                                          1,300,000               1,300,000
--------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, CA, Toll Bridge Rev. "A", 1.71%, due 11/04/04                           500,000                 500,000
--------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "B-1", 1.74%, due 11/01/04                                                          300,000                 300,000
--------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Adventist Hospital), "B", 1.70%,
  due 11/01/04                                                                                 1,500,000               1,500,000
--------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., "A", 1.70%, due 11/01/04                  800,000                 800,000
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A", 1.78%, due 11/01/04                        1,400,000               1,400,000
--------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon), 1.70%, due 11/01/04                        100,000                 100,000
--------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
  Center), 1.74%, due 11/01/04                                                                 2,650,000               2,650,000
--------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
  Chicago), 1.74%, due 11/01/04                                                                  800,000                 800,000
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital),
  1.74%, due 11/01/04                                                                            100,000                 100,000
--------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 1.76%, due
  11/04/04                                                                                     1,300,000               1,300,000
--------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 1.76%, due 11/04/04                         1,300,000               1,300,000
--------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.), 1.66%, due
  11/01/04                                                                                    11,500,000              11,500,000
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets
  Program, "D", 1.71%, due 11/01/04                                                              500,000                 500,000
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
  "B", 1.74%, due 11/01/04                                                                       295,000                 295,000
--------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital Loan Program,
  1.76%, due 11/01/04                                                                            100,000                 100,000
--------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, Unified School District, District Certification Partnership, 1.75%, due
  11/04/04                                                                                       100,000                 100,000
--------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County Financial Corp. Lease Rev., Moscone Center
  Expansion, 1.73%, due 11/04/04                                                                 200,000                 200,000
--------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.77%, due 11/04/04                                105,000                 105,000
--------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.77%, due 11/04/04                                 50,000                  50,000
--------------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev., "C-2",
  1.75%, due 11/04/04                                                                            500,000                 500,000
--------------------------------------------------------------------------------------------------------------------------------
Sublette County, WY, Pollution Control Rev. (Exxon Project), 1.66%, due 11/01/04               3,185,000               3,185,000
--------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                 999          $   29,415,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,285,160,343)                                                               $1,316,309,841
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                 20,460,000
--------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $1,336,769,841
--------------------------------------------------------------------------------------------------------------------------------
       * Non-income producing security.
      ** Interest received was less than stated coupon rate.
       + Restricted security.
     (+) Inverse floating rate security.
  (+)(+) Refunded
      ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM    = Escrowed to maturity
Insurers
AMBAC             = AMBAC Indemnity Corp.
FGIC              = Financial Guaranty Insurance Co.
FHA               = Federal Housing Administration
FSA               = Financial Security Assurance Inc.
GNMA              = Government National Mortgage Assn.
MBIA              = Municipal Bond Investors Corp.
PSF               = Permanent School Fund
Inverse Floaters
RIBS              = Residual Interest Bonds
RITES             = Residual Interest Tax-Exempt Security ROLS= Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS MUNICIPAL HIGH INCOME FUND -- 10/31/2004


SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                  $1,283,265,109
                                                                ==============
Gross unrealized appreciation                                      $84,780,661
Gross unrealized depreciation                                      (51,735,929)
                                                                --------------
Net Unrealized appreciation (depreciation)                         $33,044,732
                                                                ==============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

                      NOTIONAL PRINCIPAL                                                                   UNREALIZED
                          AMOUNT OF            CASH FLOWS PAID                  CASH FLOWS                 APPRECIATION
EXPIRATION                CONTRACT               BY THE FUND                 RECEIVED BY THE FUND          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
11/15/2004          USD   21,400,000          Fixed - 2 Year BMA Swap       Floating - 7 day BMA
                                              Index, (1.945%)               Swap Index                      $(23,498)

11/9/2014           USD   26,600,000          Fixed - 10 Year BMA Swap      Floating - 7 day BMA
                                              Index, (3.73%)                Swap Index                      (629,578)

11/17/2014          USD   20,000,000          Fixed - 10 Year BMA Swap      Floating - 7 day BMA
                                              Index, (4.1125%)              Swap Index                    (1,066,975)

12/15/2016          USD   10,000,000          Fixed - 12 Year BMA Swap      Floating - 7 day BMA
                                              Index, (4.071%)               Swap Index                      (411,302)

11/9/2034           USD   14,000,000          Floating - 7 day BMA Swap     Fixed - 30 Year BMA Swap
                                              Index                         Index, (4.322%)                  438,200
                                                                                                         -----------
                                                                                                         $(1,693,153)
                                                                                                         ===========

MFS MUNICIPAL HIGH INCOME FUND -- 10/31/2004

(3) Restricted Securities

At October 31, 2004 the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 6.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                DATE OF          PAR
DESCRIPTION                                                   ACQUISITION       AMOUNT          COST        VALUE
--------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, 8.1361%, 2020           2/9/2000       7,910,000   $ 6,211,881   $10,197,888
Chicago, IL, Public Building Commission Rev.,
RITES, FGIC, 8.7328%, 2017                                      3/18/1999      4,500,000     4,815,180     5,853,780
Chicago, IL, O'Hare International Airport Rev., RITES,
  FSA, 9.0787%, 2022                                            8/21/2003      6,250,000     6,664,625     7,435,375
Denver, CO, City & County Airport Rev., RITES,
  AMBAC, 9.92%, 2017                                            8/28/2000      2,500,000     2,683,700     3,087,500
Essex County, NJ, RITES, FGIC, 9.3174%, 2020                    4/6/2000       6,000,000     5,968,080     7,872,600
Houston, TX, Independent School District, RITES,
  PSF, 8.1475%, 2017                                            2/26/1999      5,000,000     5,249,100     5,843,200
Los Angeles, CA, RITES, FGIC, 8.1705%, 2015                     7/21/1999      5,310,000     5,563,924     6,866,255
Massachusetts Water Resources Authority, RITES,
  FGIC, 10.504%, 2019                                           3/16/2000        765,000       904,780     1,134,663
Michigan Municipal Bond Authority Rev., RITES, 8.659%, 2021     2/23/2000      7,585,000     6,633,841     9,692,715
New Jersey Economic Development Authority , Economic
Development Rev. (Holt Hauling & Warehousing), 8.4%, 2015       1/30/1997      4,000,000     4,197,120     2,260,000
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.6%, 2017       1/31/1997      8,000,000     8,415,520     4,520,000
New Jersey Turnpike Authority, RITES, MBIA
  8.4205%, 2020                                                 4/19/2000      5,000,000     4,637,900     5,762,500
State of Florida, Board of Education, RITES, FGIC,
  8.182%, 2012                                                  2/25/2002      1,500,000     1,756,860     1,898,460
State of Florida, Board of Education, RITES, FGIC,
  8.182%, 2013                                                  2/25/2002      5,000,000     5,791,400     6,377,600
State of Florida, Department of Transportation, RITES,
  7.659%, 2017                                                  4/9/1999       2,300,000     2,332,844     2,615,238
State of Massachusetts, ROLS, 8.902%, 2017                      8/28/2001      2,000,000     2,226,440     2,544,720
Texas Housing & Community Board (Harbor & Plumtree),
  10%, 2026                                                     10/31/1996     1,675,000     1,675,000     1,589,843
                                                                                                         -----------
                                                                                               TOTAL     $85,552,337
                                                                                                         ===========

(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 10/31/04

 MFS(R) High Yield
Opportunities Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS High Yield Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2004


ISSUER                                                         PAR AMOUNT        $ VALUE
----------------------------------------------------------------------------------------
BONDS - 90.4%
----------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 3.9%
----------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                   $  1,537,000   $  1,602,297
----------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                150,000        171,000
----------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                1,500,000      1,554,375
----------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                         3,775,000      3,482,438
----------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013               4,375,000      3,177,344
----------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                              925,000        827,875
----------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                      680,000        708,900
----------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006                         3,815,000      3,319,050
----------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                 1,600,000      1,682,000
----------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 0% to 2005, 14% to 2009               1,096,899      1,103,755
----------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                               901,000      1,060,928
----------------------------------------------------------------------------------------
                                                                            $ 18,689,962
----------------------------------------------------------------------------------------
AEROSPACE - 1.7%
----------------------------------------------------------------------------------------
ASPropulsion Capital B. V., 9.625%, 2013##                EUR     100,000   $  137,839
----------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                               $    875,000        953,750
----------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                2,665,000      2,803,580
----------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                       3,000,000      3,157,500
----------------------------------------------------------------------------------------
K&F Industries, Inc., 9.25%, 2007                                 294,000        299,880
----------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                143,000        165,880
----------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                               715,000        768,625
----------------------------------------------------------------------------------------
                                                                            $  8,287,054
----------------------------------------------------------------------------------------
AIRLINES - 1.2%
----------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                     $  2,500,000   $  1,786,849
----------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                            294,264        220,948
----------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                          532,820        393,656
----------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                        1,360,310      1,067,819
----------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                        2,516,153      1,987,640
----------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                          299,561        232,261
----------------------------------------------------------------------------------------
                                                                            $  5,689,173
----------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.3%
----------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                 $  1,745,000   $  1,707,919
----------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.6%
----------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                            $  1,025,662   $    863,943
----------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                 1,500,000      1,264,800
----------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                        1,073,128        935,633
----------------------------------------------------------------------------------------
Crest 2004 1 Ltd., 7%, 2040                                       993,500        963,948
----------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031             850,000        729,831
----------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1575%, 2023^^                     2,329,267        424,339
----------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
   7.5%, 2029                                                   1,000,000      1,168,945
----------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033            750,000        727,559
----------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
   0.9637%, 2028^^                                              7,658,433        277,526
----------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5914%, 2014##^^               4,926,790        379,314
----------------------------------------------------------------------------------------
                                                                            $  7,735,838
----------------------------------------------------------------------------------------
AUTOMOTIVE - 2.0%
----------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                 $    310,000   $    282,100
----------------------------------------------------------------------------------------
Dana Corp., 10.125%, 2010                                         615,000        693,413
----------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                              200,000        238,000
----------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                            2,410,000      2,361,800
----------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                        790,000        663,600
----------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                      295,000        281,725
----------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                        1,500,000      1,620,000
----------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010##*                             655,000        242,350
----------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                397,000        456,550
----------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                 1,076,000      1,280,440
----------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                        EUR     117,000        176,613
----------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                       $    515,000        599,975
----------------------------------------------------------------------------------------
Visteon Corp., 7%, 2014                                           715,000        672,100
----------------------------------------------------------------------------------------
                                                                            $  9,568,666
----------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.9%
----------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##               $    800,000   $    818,000
----------------------------------------------------------------------------------------
Kazkommerts International B. V., 10.125%, 2007##                  153,000        167,153
----------------------------------------------------------------------------------------
Kazkommerts International B. V., 8.5%, 2013##                     210,000        219,450
----------------------------------------------------------------------------------------
Turanalem Finance B. V., 8%, 2014##                             1,522,000      1,491,560
----------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                    1,417,000      1,466,595
----------------------------------------------------------------------------------------
                                                                            $  4,162,758
----------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.3%
----------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                       $    630,000   $    598,500
----------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                        846,000        867,150
----------------------------------------------------------------------------------------
                                                                            $  1,465,650
----------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.2%
----------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25%, 2011*                 $    975,000   $    870,188
----------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                     505,000        503,738
----------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                  680,000        748,000
----------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                 715,000        740,025
----------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                           1,195,000      1,281,638
----------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                      1,315,000      1,058,575
----------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                       7,000,000      5,617,500
----------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                      435,000        438,806
----------------------------------------------------------------------------------------
Frontiervision Holdings LP, 11.875%, 2007*                        550,000        701,250
----------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                  795,000        997,725
----------------------------------------------------------------------------------------
Grande Communications, 14%, 2011                                1,695,000      1,652,625
----------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                   860,000        904,075
----------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014##                              1,635,000      1,831,200
----------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                              2,060,000      2,018,800
----------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                               1,235,000      1,327,625
----------------------------------------------------------------------------------------
Renaissance Media LLC, 10%, 2008                                1,055,000      1,091,925
----------------------------------------------------------------------------------------
TV Azteca S.A. de C. V., 10.5%, 2007                              150,000        153,000
----------------------------------------------------------------------------------------
Telenet Group Holdings N. V., 0% to 2008, 11.5% to 2014##       4,220,000      3,186,100
----------------------------------------------------------------------------------------
                                                                            $ 25,122,795
----------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.1%
----------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                       $    635,000   $    685,800
----------------------------------------------------------------------------------------
BUILDING - 1.0%
----------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2005             $    635,000   $    644,525
----------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2007                   1,000,000      1,030,000
----------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                    864,000        993,600
----------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                       850,000        920,125
----------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                505,000        568,125
----------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                        610,000        646,600
----------------------------------------------------------------------------------------
PLY Gem Industries, Inc., 9%, 2012##                              280,000        279,300
----------------------------------------------------------------------------------------
                                                                            $  5,082,275
----------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.0%
----------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                       $  1,815,000   $  1,558,631
----------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                              1,685,000      1,722,913
----------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                       1,500,000      1,650,000
----------------------------------------------------------------------------------------
                                                                            $  4,931,544
----------------------------------------------------------------------------------------

CHEMICALS - 6.4%
----------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                $    630,000   $    699,300
----------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                       770,000        847,000
----------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##             1,075,000      1,204,000
----------------------------------------------------------------------------------------
Crystal U. S. Holdings LLC, 0% to 2009, 10.5% to 2014##         1,550,000        976,500
----------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                            1,405,000      1,622,775
----------------------------------------------------------------------------------------
Huntsman International LLC, 9.875%, 2009                          100,000        111,000
----------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                       3,420,000      3,591,000
----------------------------------------------------------------------------------------
Huntsman International LLC, 0%, 2009                            3,225,000      1,749,563
----------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                   940,000      1,186,750
----------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                  925,000      1,040,625
----------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013       2,560,000      2,188,800
----------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                  EUR      55,000         75,636
----------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                            $  1,000,000      1,090,000
----------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                              800,000        943,000
----------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                            355,000        384,288
----------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                           320,000        350,800
----------------------------------------------------------------------------------------
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014##          2,110,000      1,566,675
----------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                1,000,000      1,052,500
----------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                2,320,000      2,296,800
----------------------------------------------------------------------------------------
Rhodia S.A., 6%, 2006                                     EUR     720,000        932,573
----------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                    $  4,175,000      3,903,625
----------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                 1,500,000      1,665,000
----------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010              1,410,000      1,515,750
----------------------------------------------------------------------------------------
                                                                            $ 30,993,960
----------------------------------------------------------------------------------------
CONGLOMERATES - 0.9%
----------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                 $  2,080,000   $  2,215,200
----------------------------------------------------------------------------------------
Polypore International, Inc., 8.75%, 2012##                     1,305,000      1,363,725
----------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                             890,000        952,300
----------------------------------------------------------------------------------------
                                                                            $  4,531,225
----------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
----------------------------------------------------------------------------------------
D. R. Horton, Inc., 8%, 2009                                 $  1,000,000   $  1,127,500
----------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                             460,000        501,400
----------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                           400,000        407,000
----------------------------------------------------------------------------------------
                                                                            $  2,035,900
----------------------------------------------------------------------------------------
CONSUMER CYCLICAL - 0.4%
----------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%, 2009                   $    650,000   $    731,250
----------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5%, 2011                          330,000        356,813
----------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                      395,000        414,750
----------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                     679,000        687,488
----------------------------------------------------------------------------------------
                                                                            $  2,190,301
----------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.7%
----------------------------------------------------------------------------------------
Bombardier, Inc., 8.375%, 2013##                             $  1,075,000   $  1,155,625
----------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                        1,170,000      1,275,300
----------------------------------------------------------------------------------------
Leiner Health Products, Inc., 11%, 2012##                         620,000        671,925
----------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                           1,100,000        973,500
----------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                    3,084,000      2,544,300
----------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##         EUR   2,985,000      3,732,644
----------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011##                              $  1,465,000      1,560,225
----------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                             1,340,000      1,239,500
----------------------------------------------------------------------------------------
                                                                            $ 13,153,019
----------------------------------------------------------------------------------------
CONTAINERS - 2.5%
----------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                  $  3,265,000   $  3,877,188
----------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                         540,000        600,750
----------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                685,000        751,788
----------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012               1,765,000      1,990,038
----------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                 765,000        841,500
----------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                            755,000        845,600
----------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                         2,055,000      1,916,288
----------------------------------------------------------------------------------------
Pliant Corp., 0% to 2007, 11.125% to 2009                       1,020,000        907,800
----------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                              870,000        678,600
----------------------------------------------------------------------------------------
                                                                            $ 12,409,552
----------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.2%
----------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014              $  1,065,000   $  1,102,275
----------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
----------------------------------------------------------------------------------------
ON Semiconductor Corp., 13%, 2008                            $    422,000   $    476,860
----------------------------------------------------------------------------------------
EMERGING MARKET AGENCIES - 1.4%
----------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022             $  1,418,000   $  1,637,790
----------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                 3,401,000      4,191,733
----------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                            733,000        889,906
----------------------------------------------------------------------------------------
                                                                            $  6,719,429
----------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 10.3%
----------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.125%, 2012                     $  4,717,979   $  4,328,746
----------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                            8,537,578      8,478,882
----------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019 - 2024                 1,380,000      1,336,885
----------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                       1,617,000      1,422,960
----------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                           1,361,000      1,535,208
----------------------------------------------------------------------------------------
Republic of Argentina, 1.98%, 2012                              1,323,000      1,006,142
----------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                               1,450,000      1,450,000
----------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                825,000      1,008,563
----------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                            1,942,000      1,947,438
----------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                         3,476,000      3,847,191
----------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                1,106,000      1,150,240
----------------------------------------------------------------------------------------
Republic of Peru, 9.125%, 2012                                    796,000        891,520
----------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                    766,000        890,092
----------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                        982,960        904,323
----------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                     592,000        593,480
----------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                           1,740,000      1,794,375
----------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                            1,198,000      1,479,530
----------------------------------------------------------------------------------------
Republic of Turkey, 9%, 2011                                      142,000        158,153
----------------------------------------------------------------------------------------
Republic of Turkey, 11%, 2013                                     780,000        962,325
----------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                   313,000        313,000
----------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                    3,243,000      3,287,591
----------------------------------------------------------------------------------------
Republic of Venezeula, 8.5%, 2014                               1,451,000      1,472,765
----------------------------------------------------------------------------------------
Republic of Vietnam, 3.75%, 2028                                  950,000        665,000
----------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                             2,329,000      1,971,025
----------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                   2,857,000      3,878,378
----------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                       1,223,000      1,944,570
----------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                       976,000      1,406,660
----------------------------------------------------------------------------------------
                                                                            $ 50,125,042
----------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.8%
----------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                            $    605,000   $    653,400
----------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014##                               427,000        463,295
----------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                           2,765,000      2,958,550
----------------------------------------------------------------------------------------
                                                                            $  4,075,245
----------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
----------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                               $    404,000   $    445,410
----------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                         737,000        838,338
----------------------------------------------------------------------------------------
                                                                            $  1,283,748
----------------------------------------------------------------------------------------
ENTERTAINMENT - 1.8%
----------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                          $    396,000   $    408,870
----------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                         1,000,000      1,092,500
----------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010##                          675,000        722,250
----------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                  1,955,000      2,047,863
----------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014##               2,585,000      1,563,925
----------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                    3,030,000      2,920,163
----------------------------------------------------------------------------------------
                                                                            $  8,755,571
----------------------------------------------------------------------------------------
FOOD & Non-Alcoholic Beverages - 1.2%
----------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                         $  1,805,000   $  1,985,500
----------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009                                              320,000        323,600
----------------------------------------------------------------------------------------
Merisant Co., 9.75%, 2013##                                       905,000        841,650
----------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                     750,000        791,250
----------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                     1,000,000      1,120,000
----------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                EUR     650,000        902,191
----------------------------------------------------------------------------------------
                                                                            $  5,964,191
----------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.6%
----------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                      $  2,000,000   $  2,190,000
----------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                              875,000        892,500
----------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V., 13.125%, 2006*                 126,000         75,600
----------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V., 13.5%, 2008*                    49,000         29,400
----------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V., 13.75%, 2009##*              1,614,000        968,400
----------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                             2,000,000      2,355,000
----------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013               1,105,000      1,273,513
----------------------------------------------------------------------------------------
Kappa Beheer B. V., 10.625%, 2009                                 765,000        810,900
----------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                755,000        860,700
----------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                               2,240,000      2,329,600
----------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                             645,000        670,800
----------------------------------------------------------------------------------------
Sino Forest Corp., 9.125%, 2011##                                 333,000        345,488
----------------------------------------------------------------------------------------
                                                                            $ 12,801,901
----------------------------------------------------------------------------------------
GAMING & LODGING - 3.8%
----------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014##                                  $  1,000,000   $  1,085,000
----------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                  2,000,000      2,097,500
----------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                       2,000,000      2,337,500
----------------------------------------------------------------------------------------
Grupo Posadas S.A. de C. V., 8.75%, 2011##                        202,000        208,060
----------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                  1,045,000      1,128,600
----------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                  2,455,000      2,768,013
----------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                             1,000,000      1,160,000
----------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                           310,000        341,000
----------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014##                                      2,140,000      2,225,600
----------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                       1,145,000      1,182,213
----------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                         300,000        318,750
----------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009         1,600,000      1,844,000
----------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012         1,500,000      1,758,750
----------------------------------------------------------------------------------------
                                                                            $ 18,454,986
----------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
----------------------------------------------------------------------------------------
MedCath Holdings Corp., 9.875%, 2012##                       $  1,740,000   $  1,866,150
----------------------------------------------------------------------------------------
INDUSTRIAL - 2.4%
----------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                      $  1,365,000   $  1,501,500
----------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                              895,000        948,700
----------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.75%, 2013                        825,000        837,375
----------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                             1,480,000      1,509,600
----------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                            2,665,000      2,771,600
----------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                           760,000        858,800
----------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                           3,360,000      3,225,600
----------------------------------------------------------------------------------------
                                                                            $ 11,653,175
----------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.4%
----------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                        $  1,425,000   $  1,624,500
----------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                             1,370,000      1,349,450
----------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                        EUR     835,000      1,191,014
----------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                             $    355,000        410,469
----------------------------------------------------------------------------------------
Sun Sage B. V., 8.25%, 2009##                                   1,500,000      1,546,875
----------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                  690,000        683,100
----------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                               4,680,000      4,527,900
----------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                    565,000        521,213
----------------------------------------------------------------------------------------
                                                                            $ 11,854,521
----------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.5%
----------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                        $  1,430,000   $  1,580,150
----------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012             1,000,000      1,115,000
----------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                         2,000,000      2,213,826
----------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                     600,000        612,000
----------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                       100,000        100,000
----------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                              1,495,000      1,356,713
----------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                          1,955,000      2,047,863
----------------------------------------------------------------------------------------
U. S. Oncology, Inc., 10.75%, 2014##                            2,050,000      2,234,500
----------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                  700,000        714,000
----------------------------------------------------------------------------------------
                                                                            $ 11,974,052
----------------------------------------------------------------------------------------
METALS & MINING - 1.6%
----------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75%, 2006                    $    505,000   $    506,263
----------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008                                44,396         38,180
----------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                             885,000        945,844
----------------------------------------------------------------------------------------
IMCO Recycling, Inc., 9%, 2014                                    240,000        240,000
----------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                   2,550,000      3,098,250
----------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                               740,000        821,400
----------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                              1,000,000      1,020,000
----------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012##               EUR     400,000        544,961
----------------------------------------------------------------------------------------
U. S. Steel Corp., 9.75%, 2010                               $    330,000        377,850
----------------------------------------------------------------------------------------
                                                                            $  7,592,748
----------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.3%
----------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                               $    210,000   $    235,725
----------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                  1,415,000      1,740,450
----------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                  4,755,000      4,778,775
----------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                               1,575,000      1,641,938
----------------------------------------------------------------------------------------
Intergas Finance B. V., 6.875%, 2011                              337,000        335,315
----------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014                         760,000        775,200
----------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                               1,600,000      1,792,000
----------------------------------------------------------------------------------------
                                                                            $ 11,299,403
----------------------------------------------------------------------------------------
OIL SERVICES - 0.8%
----------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                  $    630,000   $    699,300
----------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                            1,000,000      1,045,000
----------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                1,210,000      1,349,150
----------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                               650,000        669,500
----------------------------------------------------------------------------------------
Sesi LLC, 8.875%, 2011                                            220,000        240,900
----------------------------------------------------------------------------------------
                                                                            $  4,003,850
----------------------------------------------------------------------------------------
OILS - 1.1%
----------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                             $  1,975,000   $  2,216,938
----------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                     1,080,000      1,244,700
----------------------------------------------------------------------------------------
Hurricane Finance B. V., 9.625%, 2010                           1,160,000      1,281,800
----------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                         420,000        465,150
----------------------------------------------------------------------------------------
                                                                            $  5,208,588
----------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.8%
----------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013               $     20,000   $     20,350
----------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125%, 2014                  4,205,000      3,889,625
----------------------------------------------------------------------------------------
                                                                            $  3,909,975
----------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.7%
----------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                $    110,000   $    117,150
----------------------------------------------------------------------------------------
CBD Media LLC, 9.25%, 2012                                        800,000        804,000
----------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                      1,250,000      1,206,250
----------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                 650,000        807,625
----------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                  610,000        721,325
----------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013##                       1,495,000      1,136,200
----------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                         2,340,000      1,778,400
----------------------------------------------------------------------------------------
Hollinger, Inc., 11.875%, 2011##                                  871,000        958,100
----------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                870,000        943,950
----------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                 2,615,000      1,709,556
----------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##             EUR   1,875,000      2,350,622
----------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                $    520,000        577,200
----------------------------------------------------------------------------------------
                                                                            $ 13,110,378
----------------------------------------------------------------------------------------
RETAILERS - 2.7%
----------------------------------------------------------------------------------------
Cole National Group, Inc., 8.625%, 2007                      $    325,000   $    329,672
----------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875%, 2012                         1,060,000      1,238,875
----------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                   1,795,000      1,934,113
----------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                              1,535,000      1,753,738
----------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                1,480,000      1,420,800
----------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                          1,885,000      1,936,838
----------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                            940,000        893,000
----------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                        480,000        531,600
----------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                       505,000        526,463
----------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                    1,665,000      1,490,175
----------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                            1,000,000      1,015,000
----------------------------------------------------------------------------------------
                                                                            $ 13,070,274
----------------------------------------------------------------------------------------
SUPERMARKETS - 0.2%
----------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                 $    775,000   $    842,813
----------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 5.9%
----------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                            $    260,000   $    304,200
----------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                   978,000      1,041,570
----------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                646,000        683,145
----------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                              665,000        676,638
----------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                 930,000        988,125
----------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                  2,460,000      2,669,100
----------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                      840,000        898,800
----------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375%, 2011                       300,000        309,375
----------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                       1,225,000        823,813
----------------------------------------------------------------------------------------
Innova S. de R. L., 9.375%, 2013                                  800,000        890,000
----------------------------------------------------------------------------------------
MetroPCS, Inc., 10.75%, 2011                                    1,665,000      1,731,600
----------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                            333,000        360,889
----------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                         1,144,000      1,169,740
----------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                       5,470,000      6,071,700
----------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009                 1,623,000      1,720,380
----------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                               640,000        611,200
----------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                               2,223,000      1,911,780
----------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                100,000        100,750
----------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                               285,000        299,250
----------------------------------------------------------------------------------------
U. S. Unwired, Inc., 10%, 2012                                  1,210,000      1,309,825
----------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                             965,000      1,044,613
----------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005##                             425,000        437,750
----------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                              2,320,000      2,523,000
----------------------------------------------------------------------------------------
                                                                            $ 28,577,243
----------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 3.8%
----------------------------------------------------------------------------------------
Axtel S.A. de C. V., 11%, 2013                               $  1,559,000   $  1,621,360
----------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                          930,000      1,069,500
----------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                             205,000        218,838
----------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                          1,325,000      1,311,750
----------------------------------------------------------------------------------------
MCI, Inc., 5.908%, 2007                                           740,000        738,150
----------------------------------------------------------------------------------------
MCI, Inc., 6.688%, 2009                                           825,000        813,656
----------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                        1,070,000        997,775
----------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                     1,400,000      1,491,000
----------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                     1,370,000      1,544,675
----------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                               4,190,000      4,975,625
----------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011               2,285,000      2,216,450
----------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                 1,275,000      1,281,375
----------------------------------------------------------------------------------------
                                                                            $ 18,280,154
----------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
----------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                         $    615,000   $    641,138
----------------------------------------------------------------------------------------
TFM S.A. de C. V., 10.25%, 2007                                   292,000        306,600
----------------------------------------------------------------------------------------
TFM S.A. de C. V., 11.75%, 2009                                   598,000        608,465
----------------------------------------------------------------------------------------
TFM S.A. de C. V., 12.5%, 2012                                    650,000        737,750
----------------------------------------------------------------------------------------
                                                                            $  2,293,953
----------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.0%
----------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                     $    325,000   $    375,375
----------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                           1,285,000      1,497,025
----------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                  1,940,000      2,187,350
----------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                       1,500,000        922,500
----------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                    3,400,000      2,465,000
----------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                             1,030,000        996,525
----------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A.,
   8.35%, 2013                                                  1,626,000      1,826,418
----------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                        782,000        818,851
----------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                  1,095,000      1,199,765
----------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                             1,185,000      1,342,013
----------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                         1,275,000      1,616,063
----------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                           1,975,000      1,659,000
----------------------------------------------------------------------------------------
NorthWestern Corp., 7.875%, 2007                                  734,000        645,920
----------------------------------------------------------------------------------------
NorthWestern Corp., 8.75%, 2012*                                1,431,000      1,259,280
----------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                          215,000        233,275
----------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                            760,000        839,800
----------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                       815,000        951,460
----------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                              785,000        871,350
----------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                               760,000        855,000
----------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014##                        1,540,000      1,747,900
----------------------------------------------------------------------------------------
                                                                            $ 24,309,870
----------------------------------------------------------------------------------------
UTILITIES - TELEPHONE - 0.3%
----------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                          $  1,740,000   $  1,661,700
----------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $418,316,971)                                 $439,711,486
----------------------------------------------------------------------------------------

ISSUER                                                             SHARES        $ VALUE
----------------------------------------------------------------------------------------
STOCKS - 1.5%
----------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.0%
----------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                  385   $     32,225
----------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
----------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                 30,401   $    252,936
----------------------------------------------------------------------------------------
Magna International, Inc., "A"                                     12,600        919,170
----------------------------------------------------------------------------------------
                                                                            $  1,172,106
----------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.3%
----------------------------------------------------------------------------------------
NTL, Inc.*                                                         12,137   $    807,232
----------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                75,683        529,781
----------------------------------------------------------------------------------------
                                                                            $  1,337,013
----------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.1%
----------------------------------------------------------------------------------------
Rite Aid Corp.*                                                   131,000   $    487,320
----------------------------------------------------------------------------------------
Machinery & Tools - 0%
----------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                         19,942   $    209,391
----------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
----------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                            40,712   $    858,209
----------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
----------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                               7   $        172
----------------------------------------------------------------------------------------
TELECOM-WIRELINE - 0.3%
----------------------------------------------------------------------------------------
MCI, Inc.                                                          75,503   $  1,302,427
----------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.1%
----------------------------------------------------------------------------------------
Telewest Global, Inc.*                                             30,109        370,341
----------------------------------------------------------------------------------------
VersaTel Telecom International N. V.*                               2,616          5,488
----------------------------------------------------------------------------------------
                                                                            $    375,829
----------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.3%
----------------------------------------------------------------------------------------
DPL, Inc.                                                          67,490   $  1,457,784
----------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $8,506,039)                                  $  7,232,476
----------------------------------------------------------------------------------------
ISSUER                                                             SHARES        $ VALUE
----------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.7%
----------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.4%
----------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%                     1,825   $  1,989,250
----------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
----------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                              28,036   $  1,401,520
----------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8%                             59          4,543
----------------------------------------------------------------------------------------
                                                                            $  1,406,063
----------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $3,322,290)            $  3,395,313
----------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
----------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING TV - 0.2%
----------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                   133   $  1,010,800
----------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
----------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                650   $     57,200
----------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
----------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75%                                          650   $     17,843
----------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.0%
----------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                    13   $         79
----------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,314,553)                        $  1,085,922
----------------------------------------------------------------------------------------
WARRANTS - 0.0%
----------------------------------------------------------------------------------------
Grande Communications Holdings (Broadcast & Cable TV)*              1,695            170
----------------------------------------------------------------------------------------
Pliant Corp. (Containers)*                                            815              8
----------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                        11             14
----------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                        338             68
----------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                      300         18,000
----------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone Services)*                    470            353
----------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone Services)*                    352            172
----------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone Services)*                    352            109
----------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $143,262)                                  $     18,894
----------------------------------------------------------------------------------------
ISSUER                                                         PAR AMOUNT        $ VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.0%
----------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 10/29/04, due 11/01/04,
 total to be received $24,513,779 (secured by various
 U. S. Treasury and Federal Agency obligations in a
 jointly traded account), at Cost                            $ 24,510,000   $ 24,510,000
----------------------------------------------------------------------------------------
Total Investments (Identified Cost, $456,113,115)                           $475,954,091
----------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.2%                                         10,589,706
----------------------------------------------------------------------------------------
Net Assets - 100.0%                                                         $486,543,797
----------------------------------------------------------------------------------------

 * Non-income producing security.
^^ Interest only security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U. S. dollar. A list of abbreviations is shown below

                        EUR= Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS High Yield Opportunities Fund - 10/31/2004

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:


Aggregate cost                                            $456,805,038
                                                          ============
Gross unrealized appreciation                              $25,804,627
Gross unrealized depreciation                               (6,655,574)
                                                          ------------
Net unrealized appreciation (depreciation)                 $19,149,053
                                                          ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts


                                                                                         NET UNREALIZED
                            CONTRACTS TO                                  CONTRACTS      APPRECIATION
SETTLEMENT DATE             DELIVER/RECEIVE        IN EXCHANGE FOR        AT VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
SALES
-----
11/15/04-11/22/04           EUR      7,570,148     $9,297,072             $9,683,524     $(386,452)

PURCHASES
---------
11/16/2004                  SEK         85,941        $11,319                $12,152          $833

At October 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS High Yield Opportunities Fund - 10/31/2004

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(3) Country Weightings

United States               74.2%
---------------------------------
Russia                       3.9%
---------------------------------
Brazil                       3.6%
---------------------------------
Mexico                       2.6%
---------------------------------
Canada                       2.4%
---------------------------------
Great Britain                1.5%
---------------------------------
Luxembourg                   1.4%
---------------------------------
Panama                       1.0%
---------------------------------
France                       1.0%
---------------------------------
Other                        8.4%
---------------------------------

Percentages based on total net assets as of October 31, 2004.


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SERIES TRUST III
             ------------------------------------------

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------
                           Robert J. Manning, President

Date:   December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          ------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:   December 21, 2004


By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer
                           and Accounting Officer)

Date:   December 21, 2004

* Print name and title of each signing officer under his or her signature.